Leases (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Text Block [Abstract]
Lease, Cost [Table Text Block]
Year ended
December 31, 2019

Operating lease	$3,857
Short-term lease	131
Total lease expense	$3,988

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Year ended
December 31, 2019

Weighted average remaining lease term	9.3 years

Weighted average discount rate	3.1%

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ended
December 31, 2019

2020	$4,341
2021	3,750
2022	2,938
2023	2,284
2024 and after	13,003
Total operating lease payments	$26,316
Less: imputed interest	3,183
Present value of lease liabilities	$23,133